Investment Strategy	Jul. 29, 2025
Macquarie Global Listed Infrastructure ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]

Under normal circumstances, the Macquarie Global Listed Infrastructure ETF will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in listed infrastructure companies. For purposes of the 80% policy, the Fund defines listed infrastructure companies as publicly traded companies engaged in the development, operation, and/or management of infrastructure assets. Infrastructure assets include, but are not limited to, networks, systems and physical structures relating to utilities (e.g., electric, gas, water and sewage), transportation (e.g., airports, highways, railways, and marine ports), energy (e.g., renewable energy generation, oil, gas and/or refined product pipeline operators), and communications (e.g., cell phone tower operators, data centers, satellites, and other providers of communication services). A company is engaged in the development, operation, and/or management of infrastructure assets if, in the opinion of Delaware Management Company, the Fund’s investment adviser (“Manager”), the company (i) derives at least 50% of its revenue or profits, either directly or indirectly, from infrastructure assets, or (ii) commits at least 50% of its assets to activities related to infrastructure assets.

The Fund will invest principally in exchange-listed equity securities of companies that are located throughout the world, including the United States. The Fund will rely on the country where the issuer is incorporated, is headquartered or has its principal place of business in determining the location of an issuer. The Fund may also invest in exchange-listed equity securities of non-U.S. companies located in emerging market countries. Emerging market countries include those currently considered to be developing by the World Bank, the United Nations, or the countries’ governments. The Fund will primarily invest in emerging markets securities of countries included in the MSCI Emerging Markets Index. The Fund may invest in companies of any size; however, the Manager may exclude companies below a market capitalization of $2 billion that it deems not sufficiently liquid and may exclude large capitalization companies that the Manager believes have limited free float (i.e., shares of the company available to the public).

The Manager uses a research-oriented, bottom-up (researching individual issuers) investment approach to seek to identify attractive global listed infrastructure companies. The Manager considers a number of factors in selecting individual investments for the Fund’s portfolio, including proprietary valuation analysis, company management due diligence and a risk assessment of each potential investment.

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses when buying securities to determine whether the security continues to be a desired investment for the Fund, including consideration of the security’s current valuation. Additionally, the Manager may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (“MIMGL”), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Quantitative support from MIMGL may include portfolio analytics and research and other quantitative analysis relating to the Fund’s holdings and investment strategy.

The Fund’s 80% policy is non-fundamental and may be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Macquarie Global Listed Infrastructure ETF will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in listed infrastructure companies.
Macquarie Energy Transition ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]

The Macquarie Energy Transition ETF seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a diversified portfolio of securities in the energy, materials, industrial, renewable energy, and utilities sectors that meet the Fund’s investment criteria noted below. The investment criteria includes companies that meet the Manager’s definition of “transition enablers” or “responsible producers,” as further described below. The Fund’s strategy seeks to realize inefficiencies in the global transition to cleaner, lower carbon energy in a world of increasing energy demand and uncertain energy supply. The Fund may invest in companies of any size and located across the world; however, the Fund generally will focus its investments on companies domiciled in North America.

The Fund seeks to invest its assets primarily in two types of companies. The first group of companies are ones that Delaware Management Company, the Fund’s investment adviser (Manager) believes are facilitating the transition to new, lower carbon energy sources, such as solar or wind energy, as well as the increasing electrification of areas that have traditionally relied on fossil fuels, such as transportation. The Manager considers these companies to be “transition enablers” that have a portion of their business committed to actively developing and/or exposed to products and services designed to produce lower-emitting alternatives to fossil fuels, or providers of services or materials required for the energy transition or low greenhouse gas energy production. In seeking to identify “transition enablers,” the Manager uses proprietary and third-party research to determine what technologies have the greatest likelihood of succeeding and profiting from the energy transition. The Manager then uses this macro view to determine the individual components and services that will be required to fully deploy these technologies. For example, the Manager believes the deployment of solar, wind power and electric vehicles are likely to witness an increase in demand from the energy transition, while basic materials essential to the production and implementation of such technologies (e.g., copper or aluminum), will also serve as catalysts for an energy transition.

The second category of companies, “responsible producers,” includes traditional energy exploration and production companies with the potential to transition to lower emission power production, as well as providers of materials needed to augment low greenhouse gas (GHG) energy production. To be classified in this category the companies must be producers that are actively working toward reducing, displacing and/or sequestering their GHG emissions, potentially including companies that currently have a high level of absolute GHG emissions. Companies in this category also need to produce in a responsible manner by limiting/controlling water usage/discharge and spills and operate in a socially responsible manner (for example no use of child labor) while ensuring proper governance especially when operating in higher risk jurisdictions. “Higher risk jurisdictions” are those that may have corruption, poverty, and violence, in addition to looser safety regulations, child labor risks, modern slavery risks, and bribery. The Manager carefully analyzes each company, utilizing company disclosures, third party research and proprietary analysis, to determine whether a company is properly identifying, monitoring and addressing these social and governance issues and risks, particularly when such companies operate in jurisdictions exhibiting these high-risk characteristics.

To be considered a “responsible producer,” companies must have a significant portion of its business committed to responsible production, which might include low carbon production, limited methane, responsible water usage, careful reclamation, or limited flaring in oil and gas production. Importantly, the proportion of energy or mining such companies produce responsibly is expected to increase or at least remain constant. Companies are required to remain focused on the cleanest approaches to production, rather than a full transition to significantly lower emission power production. Nuclear energy is included in this category on the basis it provides a low emission source of base load power, complimenting the low emission but intermittent power provided by renewables.

The Manager conducts an initial screening of the universe of “transition enablers and “responsible producers” using its proprietary environmental framework for companies that leverages the Manager’s own views, in-house knowledge base and best practices, along with external resources like Sustainalytics and Bloomberg. The Manager then analyzes each investable opportunity that fits the criteria of a “transition enabler” or “responsible producer.” While the Fund will invest in both companies that the Manager considers to be “transition enablers” and companies it considers “responsible producers”, the Manager expects that “transition enabler” companies will gradually take an increasing share of the portfolio over the long-term. Also, investments can be made in securities that may score poorly on a particular ESG metric if the risk is properly disclosed and is being monitored and addressed and the company otherwise passes the Manager’s screen of “transition enablers” and “responsible producers.” The Manager’s proprietary fundamental process analyzes the environmental attributes of portfolio companies involved in oil and gas and materials extraction, refining or fabrication. For companies involved in renewable energies or lower carbon technologies, the environmental and sustainability attributes are analyzed using third party research. Investments can be made in securities that may have been identified as having heightened environmental, social or governance risks if those risks are properly disclosed and are being monitored and addressed.

The Manager then uses a proprietary fundamental process to analyze each investable opportunity. The Manager evaluates these “responsible producers” as well as “transition enablers” on various financial measures to determine which companies present an attractive risk/reward. Financial measures include 1) sector and company growth profile; 2) relative financial multiples; 3) net asset value; 4) balance sheet and cash flow analysis; and 5) various other financial measures depending on the industry and opportunity. Position sizing is determined based on numerous risk factors such as 1) security domicile; 2) company asset domicile; 3) financial risk; 4) security liquidity; and 5) sub-sector exposures. The portfolio is constantly monitored to maximize returns while reducing risk. Positions presenting a more favorable risk/return profile will typically be larger positions within the Fund’s portfolio. The Manager’s proprietary fundamental process analyzes the environmental attributes of portfolio companies involved in oil and gas and materials extraction, refining or fabrication.

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses when buying securities to determine whether the security continues to be a desired investment for the Fund, including consideration of the security’s current valuation. Additionally, the Manager may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash. Positions will be exited if the Manager believes they no longer are favorably valued or they no longer meet the Manager’s criteria as a “responsible producer” or “transition enabler” based on new information that becomes available to the Manager.

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Quantitative support from MIMGL may include portfolio analytics and research and other quantitative analysis relating to the Fund’s holdings and investment strategy.

The Fund’s 80% policy is non-fundamental and may be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

Strategy Portfolio Concentration [Text]	The Macquarie Energy Transition ETF seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a diversified portfolio of securities in the energy, materials, industrial, renewable energy, and utilities sectors that meet the Fund’s investment criteria noted below. The investment criteria includes companies that meet the Manager’s definition of “transition enablers” or “responsible producers,” as further described below. The Fund’s strategy seeks to realize inefficiencies in the global transition to cleaner, lower carbon energy in a world of increasing energy demand and uncertain energy supply. The Fund may invest in companies of any size and located across the world; however, the Fund generally will focus its investments on companies domiciled in North America.
Macquarie Focused Large Growth ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]

Under normal circumstances, the Macquarie Focused Large Growth ETF (the “Fund”) will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large capitalization companies. The Fund is non-diversified, meaning that it may invest a significant portion of its assets in a limited number of issuers.

“Large capitalization companies” are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies appearing in the Russell 1000® Growth Index. While the market capitalizations of companies in the Russell 1000® Growth Index ranged from approximately $831 million to $3.9 trillion as of June 30, 2025, the Fund normally will invest in common stocks of companies with market capitalizations of at least $10 billion at the time of purchase.

The Fund’s securities will primarily include equity securities of growth-oriented companies selected by Delaware Management Company, the Fund’s investment adviser (“Manager”) that the Manager believes operate in a highly attractive industry, have durable competitive advantages, and sustainable growth potential. “Growth-oriented companies” are those whose revenue the Manager believes are likely to grow faster than the U.S. economic growth. The Manager constructs the Fund’s portfolio using a two-sided quality analysis process that includes a qualitative quality analysis and a quantitative quality analysis. As part of its qualitative analysis, the Manager uses a research-oriented, bottom-up (researching individual issuers) investment approach, assessing the current and forecasted investment opportunities and conditions, as well as diversification and risk considerations, to seek to identify companies that, in the Manager’s view, have durable competitive advantages. A competitively advantaged business model can be defined by such factors as brand loyalty, proprietary technology, cost structure, scale, exclusive access to data, or distribution advantages. Other factors considered include strength of management; level of competitive intensity; return of capital; strong balance sheets and cash flows; the threat of substitute products; and the interaction and bargaining power between a company, its customers, suppliers, and competitors.

From a quantitative standpoint, the Manager concentrates on the level and consistency of profitability, capital intensity, cash flow, efficient growth and capital allocation. The intent of the quantitative assessment is to provide an objective assessment of the Manager’s fundamental (subjective) assessment regarding the company, but the final decision is grounded in fundamental decision making. The Manager’s fundamental research effort tries to identify those companies that it believes possess a sustainable competitive advantage, an important characteristic which typically enables a company to generate above-average levels of profitability and the ability to sustain growth over the long term.

Through the qualitative and quantitative framework described above, the Manager arrives at a narrowed universe that it refers to as the “Franchise Growth Universe” which typically consists of approximately 100 companies. Companies in the Franchise Growth Universe compete for inclusion in the Fund’s focused portfolio based on business durability, risk/reward and other portfolio construction considerations such as a proprietary 3-to-5-year IRR (internal rate of return) assessment. The Manager believes that portfolio focus is paramount to capturing the benefits of successful quality-first stock selection, and accordingly the Fund will typically own a limited number of stocks (generally 15 to 25 companies).

Generally, the Fund’s Manager employs a consistent, rigorous analysis for determining whether to sell a security that is similar to the analysis employed when buying a security. This analysis centers on aligning each investment with the Fund’s objectives and ensuring it remains an optimal choice for achieving the Fund’s goals. The Manager may sell a security for various reasons, including: (i) industry deterioration: a weakening in industry structure, such as new competition or irrational competitors, may prompt us to exit an investment due to increased risk; (ii) loss of competitive edge: a change in a company’s competitive advantage can have negative ramifications on forward stability, profitability and growth and may be cause for an exit; (iii) ineffective management: if management performance falls short of expectations or harms the company’s prospects, we may divest the holding; and/or (iv) limited upside potential: we may sell a security if its future appreciation potential appears limited, allowing us to allocate resources towards more promising opportunities. The Manager also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The Fund may invest in foreign securities through the use of American depositary receipts (ADRs), which are receipts issued by a depositary (usually a US bank) and represent the bank’s holdings of a stated number of shares of a foreign corporation. Generally, an ADR entitles the holder to all payments of interest, dividends, and capital gains earned by the underlying foreign shares. ADRs are generally denominated in US dollars and are bought and sold on a US stock exchange in the same manner as US securities.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Quantitative support from MIMGL may include portfolio analytics and research and other quantitative analysis relating to the Fund’s portfolio holdings and strategy.

The Fund’s 80% policy is non-fundamental and may be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Macquarie Focused Large Growth ETF (the “Fund”) will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large capitalization companies. The Fund is non-diversified, meaning that it may invest a significant portion of its assets in a limited number of issuers.
Macquarie Focused SMID Cap Core ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]

Under normal circumstances, at least 80% of the Fund’s net assets will be invested, at the time of purchase, in common stocks of small-and mid-capitalization companies. For purposes of the Fund’s 80% policy, small-capitalization companies are companies with market capitalizations similar to those of issuers included in the Russell 2500TM Index at the time of purchase, and mid-capitalization companies are those within the market capitalization range of the Russell Midcap® Index at the time of purchase.

Delaware Management Company, the Fund’s investment adviser (“Manager”) researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that it believes are the best investments for the Fund. The Manager uses a bottom up (stock-by-stock) security selection process that utilizes quantitative screens, fundamental research, and risk control to evaluate stocks based on both growth and value characteristics. The goal of the process is to identify stocks of small to mid-sized companies that in the Manager’s view offer above-average opportunities for long-term price appreciation based on: (1) attractive valuations, (2) growth prospects, and (3) strong cash flow.

The Manager typically uses a quantitative screen that ranks the attractiveness of an investment based on a combination of valuation measures, earnings expectations, cash flow, and balance-sheet quality. In further evaluating the attractiveness of an investment, the Manager considers factors such as business conditions in the company’s industry and its competitive position in that industry. The Manager conducts fundamental research on investments, which often includes reviewing US Securities and Exchange Commission (SEC) filings, examining financial statements, and meeting with top-level company executives. When constructing the portfolio, the Manager applies controls to ensure the portfolio has risk characteristics that it deems acceptable. These characteristics include, but are not limited to, size, valuation, growth, yield, and earnings consistency. This risk profile is then compared to the benchmark index to ensure the portfolio does not have any unintended risk exposure. The Fund may focus its investments in one or more sectors.

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities. Securities could be sold for the following reasons: target price achieved, market capitalization exceeds the high-end of the Russell Midcap Index, negative changes in the company’s fundamental outlook, better opportunities identified, or the need to raise cash.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (“MIMGL”), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Quantitative support from MIMGL may include portfolio analytics and research and other quantitative analysis relating to the Fund’s holdings and investment strategy.

The Fund’s 80% policy is non-fundamental and may be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets will be invested, at the time of purchase, in common stocks of small-and mid-capitalization companies.
Macquarie Focused International Core ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]

Under normal circumstances, the Macquarie Focused International Core ETF will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity companies. The Fund is non-diversified, meaning that it may invest a significant portion of its assets in a limited number of issuers.

The Fund will invest primarily in common stocks of non-U.S. companies located or operating in both developed markets and emerging markets. The Fund’s investment in emerging market companies will not exceed the greater of (a) 35% of the Fund’s net assets or (b) the weight of emerging markets in the Fund’s benchmark index, the MSCI ACWI ex USA Index. The Fund may invest in selective U.S. domiciled companies with significant exposure to international markets. The Fund also may invest in depositary receipts of foreign issuers. The Fund considers developed and emerging markets countries to be those countries defined as such by the MSCI Market Classification Framework.

Delaware Management Company, the Fund’s investment adviser (“Manager”) begins its investment process through bottom-up fundamental analysis with a global perspective which is built by assessing developments in the global landscape, business and product cycles, relative valuations and an awareness of politics around the world. The investment process seeks opportunities across the global spectrum that revolves around identifying companies within three investment categories: (i) quality cyclicals (meaning cyclical companies (i.e., companies whose performance is closely tied to the specific industry or the overall economic cycle) that are market leaders at attractive points in the cycle with compelling valuations); (ii) growth compounders (meaning companies with durable business models at reasonable valuation points and that have long runways for growth, persistent revenue and earnings trajectories); and (iii) unrecognized opportunities (meaning companies whose valuations may be misaligned relative to accelerating or improving rates of change in underlying fundamental factors). The Manager follows a bottom-up approach to its stock selection and evaluates individual companies based on various factors, including: free cash flow, sales growth, financial leverage, and return on invested capital along with various valuation metrics. The Manager uses various data and screening services as part of its stock-selection process, primarily to assess return on invested capital and relative valuation.

Although the Fund primarily invests in securities issued by large-capitalization companies (typically, companies with capitalizations of at least $10 billion at the time of acquisition), it may invest in securities issued by companies of any size. The Fund may invest up to 100% of its total assets in non-U.S. securities. In an effort to manage foreign currency exposure, the Fund may use forward contracts to either increase or decrease exposure to a given currency. The Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more countries, geographic regions or economic sectors. There are no prescribed limits on the sector allocation of the Fund’s investments, however, and from time to time, the Fund may focus its investments in one or more sectors.

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities of that type. For example, the Manager may sell a security if it believes the security no longer offers significant return potential, if there exists political or economic instability in the issuer’s country, if it believes the security is showing signs of deteriorating fundamentals, if there is weak cash flow to support shareholder returns, and/or if there is a change in the Manager’s macroeconomic perspective. The Manager also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (“MIMGL”), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Quantitative support from MIMGL may include portfolio analytics and research and other quantitative analysis relating to the Fund’s holdings and investment strategy.

The Fund’s 80% policy is non-fundamental and may be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Macquarie Focused International Core ETF will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity companies. The Fund is non-diversified, meaning that it may invest a significant portion of its assets in a limited number of issuers.
Macquarie Focused Emerging Markets Equity ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]

Under normal circumstances, the Macquarie Focused Emerging Markets Equity ETF will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of emerging markets issuers. The Fund is non-diversified, meaning that it may invest a significant portion of its assets in a limited number of issuers.

The Fund invests primarily in a broad range of equity securities of companies located in emerging market countries and may invest in companies of any size. The Fund defines emerging market countries to include those currently considered to be developing by the World Bank, the United Nations, or the countries’ governments. These countries are typically located in the Asia-Pacific region, Eastern Europe, the Middle East, Central America, South America and Africa. The Fund will primarily invest in countries included in the MSCI Emerging Markets Index. The Fund may invest significantly in the Asia-Pacific region, which consists of Hong Kong, the People’s Republic of China, Republic of Korea, Taiwan, and India, among other countries.

Although the Fund invests primarily in companies from countries considered to be emerging markets, the Fund may also invest in companies that are not in emerging countries: (1) if the Fund’s investment manager, Delaware Management Company (“Manager”) believes that the performance of a company or its industry will be influenced by opportunities in the emerging markets; (2) to maintain exposure to industry segments where the Manager believes there are not satisfactory investment opportunities in emerging countries; and (3) if the Manager believes there is the potential for significant benefit to the Fund.

The Manager’s investment process revolves around identifying durable companies trading at discounts to their intrinsic value through a bottom-up, fundamental analysis of individual companies. The Manager views durability of a company through two lenses: (1) competition, which includes understanding what drives a company’s competitiveness, the quality and uniqueness of its key assets, and how the company compares to its industry peers globally; and (2) evolution, which looks at how the company is positioned and what factors may change in the future that could present opportunities and risks for the company. Combining these two approaches, the Manager seeks to identify companies that it believes are competitively well-placed to capture long-term growth opportunities, while demonstrating resilience during challenging economic and market cycles. The Manager’s assessment of individual companies may result in the Fund investing over 25% of its total assets in the securities of issuers located in the same country or sector (typically, the information technology and/or the financials sector).

The Manager assesses the intrinsic value of a company through a variety of valuation methods which may include discounted cash flow, replacement cost (the estimate of present day cost of replaying a company’s asset with similar ones at the existing market price), private market transaction (the value at which someone would pay in an arms-length transaction to purchase a business), and multiples analysis, which is the comparison of financial ratios of market value to various operating metrics in comparison to other publicly traded companies. The Manager also performs scenario analysis, where it estimates changes in the value of a company based on various changing scenarios, to assess a company’s upside and downside potential.

From time to time, the Fund may invest a significant amount of its assets in a particular country, such as the People’s Republic of China (“China”). The Fund may invest in A Shares of companies incorporated in China (“China A Shares”) that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai - Hong Kong and Shenzhen - Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Quantitative support from MIMGL may include portfolio analytics and research and other quantitative analysis relating to the Fund’s holdings and investment strategy.

The Fund’s 80% policy is non-fundamental and may be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Macquarie Focused Emerging Markets Equity ETF will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of emerging markets issuers. The Fund is non-diversified, meaning that it may invest a significant portion of its assets in a limited number of issuers.
Macquarie National High-Yield Municipal Bond ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax. This is a fundamental investment policy that may not be changed without prior shareholder approval.

Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will typically have a dollar-weighted average effective maturity between 5 and 30 years. The Manager will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund’s income will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit its investment needs. The types of municipal debt obligations in which the Fund may invest include, but are not limited to, advance refunded bonds, revenue bonds, general obligation bonds, insured municipal bonds, private activity bonds, municipal leases, and certificates of participation. Under normal circumstances, the Fund will invest primarily in lower-rated municipal securities, which typically offer higher income potential and involve greater risk than higher-quality securities.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax. This is a fundamental investment policy that may not be changed without prior shareholder approval.
Macquarie Tax-Free USA Short Term ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]

Under normal circumstances, Macquarie Tax-Free USA Short Term ETF will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities the income from which is exempt from federal income tax, including the federal alternative minimum tax. This is a fundamental investment policy that may not be changed without prior shareholder approval.

The Fund will invest primarily in municipal debt obligations that are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with short durations until maturity and will typically have a dollar-weighted average effective maturity of between 1 and 5 years. Duration measures a bond’s sensitivity to interest rates by indicating the approximate change in a bond or bond fund’s price given a 1% change in interest rates. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate change. For example, if the Fund holds a portfolio of securities with an effective duration of five years and interest rates rise 1%, the principal value of such securities could be expected to decrease by approximately 5%. Delaware Management Company, the Fund’s investment adviser (Manager) will adjust the average maturity of the bonds in the Fund’s portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital.

The Manager analyzes economic and market conditions, seeking to identify the securities or market sectors that it thinks are the best investments for the Fund. The following is a general description of the investment strategies used to manage the Fund and a list of securities in which the Fund may invest.

The Fund will generally invest in debt obligations issued by state and local governments and their political subdivisions, agencies, authorities, and instrumentalities that are exempt from federal income tax. The Fund may also invest in debt obligations issued by or for the District of Columbia, and the political subdivisions, agencies, authorities, and instrumentalities or territories and possessions (such as the Commonwealth of Puerto Rico, Guam, and the US Virgin Islands) of the United States that are exempt from federal income tax. The types of municipal debt obligations in which the Fund may invest include, but are not limited to, advance refunded bonds, revenue bonds, general obligation bonds, insured municipal bonds, private activity bonds, municipal leases, and certificates of participation.

The Fund will generally invest in securities for income rather than seeking capital appreciation through active trading. However, the Manager may sell securities for a variety of reasons such as: to reinvest the proceeds in higher yielding securities; to eliminate investments not consistent with the preservation of capital; to honor redemption requests; or to address a weakening credit situation. As a result, the Fund may realize capital gains that could be taxable to shareholders or they may realize losses.

The Fund may invest up to 20% of its net assets in high yield municipal securities (junk bonds), which are rated less than BBB- by S&P or comparably rated by other Nationally Recognized Statistical Ratings Organizations or if unrated, determined to be of comparable quality by the Manager. The Fund’s income level will vary depending on current interest rates and the specific securities in the portfolio. While the Fund will invest primarily in securities whose income is exempt from the federal alternative minimum tax (the “Federal AMT”) for certain non-corporate shareholders, the Fund may invest to a limited extent in securities whose income is subject to the Federal AMT.

The Fund’s investment objective is non-fundamental. This means that the Fund’s Board of Trustees (the “Board”) may change the objective without obtaining shareholder approval. If the objective were changed, the Fund would notify shareholders at least 60 days before the change became effective.

Strategy Portfolio Concentration [Text]	Under normal circumstances, Macquarie Tax-Free USA Short Term ETF will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities the income from which is exempt from federal income tax, including the federal alternative minimum tax. This is a fundamental investment policy that may not be changed without prior shareholder approval.
Macquarie Tax-Free USA Intermediate ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities the income from which is exempt from federal income tax, including the federal alternative minimum tax for certain non-corporate shareholders (the “Federal AMT”). This is a fundamental investment policy that may not be changed without prior shareholder approval.

The Fund will invest primarily in municipal debt obligations that are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund may invest up to 20% of its net assets in high yield fixed income securities (junk bonds). The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will typically have a dollar-weighted average effective maturity of between 3 and 10 years. The Manager will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund’s income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit its investment needs. The types of municipal debt obligations in which the Fund may invest include, but are not limited to, advance refunded bonds, revenue bonds, general obligation bonds, insured municipal bonds, private activity bonds, municipal leases, and certificates of participation. The Fund will look through a private activity municipal debt security whose principal and interest payments are derived principally from the assets and revenues of a nongovernmental entity in order to determine the industry to which the investment should be allocated when determining the Fund’s compliance with its concentration policy. Although the Fund will invest primarily in securities whose income is exempt from the Federal AMT, the Fund may invest to a limited extent in securities whose income is subject to the Federal AMT.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities the income from which is exempt from federal income tax, including the federal alternative minimum tax for certain non-corporate shareholders (the “Federal AMT”). This is a fundamental investment policy that may not be changed without prior shareholder approval.
Macquarie Tax-Free USA ETF
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities the income from which is exempt from federal income tax, including the federal alternative minimum tax for certain non-corporate shareholders (the “Federal AMT”). This is a fundamental investment policy that may not be changed without prior shareholder approval.

The Fund will invest primarily in municipal debt obligations that are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund may invest up to 20% of its net assets in high yield fixed income securities (junk bonds). The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will typically have a dollar-weighted average effective maturity of between 5 and 30 years. The Manager will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund’s income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit its investment needs. The types of municipal debt obligations in which the Fund may invest include, but are not limited to, advance refunded bonds, revenue bonds, general obligation bonds, insured municipal bonds, private activity bonds, municipal leases, and certificates of participation. Although the Fund will invest primarily in securities whose income is exempt from the Federal AMT, the Fund may invest to a limited extent in securities whose income is subject to the Federal AMT.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities the income from which is exempt from federal income tax, including the federal alternative minimum tax for certain non-corporate shareholders (the “Federal AMT”). This is a fundamental investment policy that may not be changed without prior shareholder approval.